Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net income	$ 38,329	$ 40,493	$ 243,386	$ 372,111	$ 305,232
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	60,749	62,313	251,296	250,028	225,261
Stock-based compensation	3,675	3,437	18,772	29,647	29,443
Amortization included in interest expense	1,371	1,378	5,909	5,365	4,920
Gain on disposition of assets	(415)	(2,504)	(9,026)	(7,241)	7,233
Loss on extinguishment of debt	21,604	18,179	25,235		15,429
Deferred income tax (benefit) expense	(1,020)	(419)	(797)	(14,130)	1,538
Provision for doubtful accounts	(371)	3,206	12,729	10,608	7,985
Decrease (increase) in:
Receivables	22,691	(290)	1,287	(28,357)	(33,292)
Prepaid expenses	(1,408)	815	591	275	(5,433)
Other assets	(5,438)	(9,600)	7,629	(11,257)	2,828
(Decrease) increase in:
Trade accounts payable	(1,147)	91	841	700	1,366
Accrued expenses	(22,182)	(20,982)	10,052	(1,597)	(6,292)
Operating lease liabilities	(34,250)	(28,324)	24,549	9,102
Other liabilities	1,130	(4,861)	(22,580)	15,611	8,628
Net cash provided by operating activities	83,318	62,932	569,873	630,865	564,846
Cash flows from investing activities:
Acquisitions	(3,333)	(13,565)	(45,584)	(226,278)	(477,389)
Capital expenditures	(16,332)	(25,709)	(62,272)	(140,956)	(117,638)
Proceeds from disposition of assets and investments	1,842	3,686	10,968	5,438	6,648
(Increase) decrease in notes receivable				(448)	9
Proceeds received from property insurance claims				210	4,222
Net cash used in investing activities	(17,823)	(35,588)	(96,888)	(362,034)	(584,148)
Cash flows from financing activities:
Cash used for purchase of treasury stock	(5,717)	(10,068)	(10,492)	(8,882)	(4,112)
Redemption of senior notes and senior subordinated notes			(1,058,596)		(509,790)
Net proceeds from issuance of common stock	7,396	3,212	11,148	44,262	62,662
Principal payments on long-term debt	(96)	(89)	(9,112)	(34,471)	(27,328)
Principal payments on financing leases	(483)	0
Borrowings on long term debt			8,750
Payments on revolving credit facility		(180,000)	(875,000)	(625,000)	(481,000)
Proceeds received from revolving credit facility	25,000	655,000	725,000	495,000	563,000
Redemption of senior notes	(668,688)	(519,139)
Proceeds received from note offering	550,000	1,000,000	1,549,250	255,000
Proceeds received from accounts receivable securitization program	32,500		122,500	9,000	175,000
Payments on accounts receivable securitization program		(978,097)	(175,000)	(9,000)
Proceeds received from senior credit facility term loans		598,500	598,500		599,250
Payments on senior credit facility term loans			(978,097)
Debt issuance costs	(8,067)	(24,042)	(32,950)	(4,463)	(7,616)
Distributions to non-controlling interest	(24)	(860)	(1,509)	(621)	(541)
Dividends/distributions	(75,909)	(100,778)	(252,309)	(385,182)	(443,088)
Net cash (used in) provided by financing activities	(144,088)	443,639	(377,917)	(264,357)	(73,563)
Effect of exchange rate changes in cash and cash equivalents	70	(532)	313	220	(1,112)
Net (decrease) increase in cash and cash equivalents	(78,523)	470,451	95,381	4,694	(93,977)
Cash and cash equivalents at beginning of period	121,569	26,188	26,188	21,494	115,471
Cash and cash equivalents at end of period	43,046	496,639	121,569	26,188	21,494
Supplemental disclosures of cash flow information:
Cash paid for interest	43,343	42,982	130,864	139,585	136,711
Cash paid for foreign, state and federal income taxes	1,429	1,878	4,033	14,449	8,563
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Cash flows from operating activities:
Net income	38,466	40,617	243,873	372,540	305,631
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	60,749	62,313	251,296	250,028	225,261
Stock-based compensation	3,675	3,437	18,772	29,647	29,443
Amortization included in interest expense	1,371	1,378	5,909	5,365	4,920
Gain on disposition of assets	(415)	(2,504)	(9,026)	(7,241)	7,233
Loss on extinguishment of debt	21,604	18,179	25,235		15,429
Deferred income tax (benefit) expense	(1,020)	(419)	(797)	(14,130)	1,538
Provision for doubtful accounts	(371)	3,206	12,729	10,608	7,985
Decrease (increase) in:
Receivables	22,691	(290)	1,287	(28,357)	(33,292)
Prepaid expenses	(1,408)	815	591	275	(5,433)
Other assets	(5,438)	(9,600)	7,629	(11,257)	3,270
(Decrease) increase in:
Trade accounts payable	(1,147)	91	841	700	1,366
Accrued expenses	(22,182)	(20,982)	10,052	(1,597)	(6,292)
Operating lease liabilities	(34,250)	(28,324)	24,549	9,102
Other liabilities	(13,533)	(31,293)	(53,911)	(10,743)	(19,974)
Net cash provided by operating activities	68,792	36,624	539,029	604,940	537,085
Cash flows from investing activities:
Acquisitions	(3,333)	(13,565)	(45,584)	(226,278)	(477,389)
Capital expenditures	(16,332)	(25,709)	(62,272)	(140,956)	(117,638)
Proceeds from disposition of assets and investments	1,842	3,686	10,968	5,438	6,648
(Increase) decrease in notes receivable				(448)	9
Proceeds received from property insurance claims				210	4,222
Net cash used in investing activities	(17,823)	(35,588)	(96,888)	(362,034)	(584,148)
Cash flows from financing activities:
Principal payments on long-term debt	(96)	(89)	(9,112)	(34,471)	(27,328)
Principal payments on financing leases	(483)
Borrowings on long term debt			8,750
Payments on revolving credit facility			(875,000)	(625,000)	(481,000)
Proceeds received from revolving credit facility	25,000	655,000	725,000	495,000	563,000
Redemption of senior notes	(668,688)	(519,139)	(1,058,596)		(509,790)
Proceeds received from note offering	550,000	1,000,000	1,549,250	255,000
Proceeds received from accounts receivable securitization program	32,500		122,500	9,000	175,000
Payments on accounts receivable securitization program		(180,000)	(175,000)	(9,000)
Proceeds received from senior credit facility term loans		598,500	598,500		599,250
Payments on senior credit facility term loans		(978,097)	(978,097)
Debt issuance costs	(8,067)	(24,042)	(32,950)	(4,463)	(7,616)
Distributions to non-controlling interest	(24)	(860)	(1,509)	(621)	(541)
Dividends to parent	(81,535)	(110,755)	(262,437)	(393,700)	(446,744)
Contributions from parent	21,831	29,429	41,628	69,822	89,967
Net cash (used in) provided by financing activities	(129,562)	469,947	(347,073)	(238,433)	(45,802)
Effect of exchange rate changes in cash and cash equivalents	70	(532)	313	221	(1,112)
Net (decrease) increase in cash and cash equivalents	(78,523)	470,451	95,381	4,694	(93,977)
Cash and cash equivalents at beginning of period	121,069	25,688	25,688	20,994	114,971
Cash and cash equivalents at end of period	42,546	496,139	121,069	25,688	20,994
Supplemental disclosures of cash flow information:
Cash paid for interest	43,343	42,982	130,864	139,585	136,711
Cash paid for foreign, state and federal income taxes	$ 1,429	$ 1,878	$ 4,033	$ 14,449	$ 8,563